Segments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Gix internet [Member]
Segments (Details) [Line Items]
Equity loss	$ 215
Parazero [Member]
Segments (Details) [Line Items]
Investments	592
Equity method investment	384
Laminera [Member]
Segments (Details) [Line Items]
Investments	1,142
Equity method investment	34
Polyrizon [Member]
Segments (Details) [Line Items]
Investments	643
Equity method investment	65
Odysight.ai. [Member]
Segments (Details) [Line Items]
Equity method investment	655
Equity loss	$ 1,073